Note 7 - Other (Income) Expense	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
7.	Other (income) expense

	2021	2020

Gain on disposal of business	$(12,518)	$-
Gain on sale of building asset	(7,291)	-
Other income	(3,590)	(361)
	$(23,399)	$(361)

During the third quarter, the Company completed the divestiture of its Florida-based pest control business for cash consideration of $15,780. The pre-tax gain on disposal was $12,518. During the fourth quarter, the Company also sold a building in South Florida for proceeds of $8,300. The pre-tax gain on the sale was $7,291. Both of the above items were in the FirstService Residential segment.